Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares	Additional paid-in capital	Retained Earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Non- controlling interest	Total
Balance at Nov. 07, 2022
Balance (in Shares) at Nov. 07, 2022
Capital injection from shareholders		$ 4,100	7,635,319				7,639,419
Capital injection from shareholders (in Shares)		41,000,000
Net Income (loss)				(186,839)			(186,839)
Foreign currency translation adjustments					395,658		395,658
Balance at Dec. 31, 2022		$ 4,100	7,635,319	(186,839)	395,658		7,848,238
Balance (in Shares) at Dec. 31, 2022	[1]	41,000,000
Capital injection from shareholders			42,360,581				42,360,581
Capital injection from shareholders (in Shares)
Net Income (loss)				9,889,155			9,889,155
Foreign currency translation adjustments					(3,200,853)		(3,200,853)
Balance at Dec. 31, 2023		$ 4,100	49,995,900	9,702,316	(2,805,195)		56,897,121
Balance (in Shares) at Dec. 31, 2023	[1]	41,000,000
Capital injection from shareholders			10,000				10,000
Capital injection from shareholders (in Shares)
Reverse recapitalization		$ 442	(851,791)				(851,349)
Reverse recapitalization (in Shares)	[1]	4,425,743
Reclassification of earnout shares		$ (1,300)	(39,715,700)				(39,717,000)
Reclassification of earnout shares (in Shares)	[1]	(13,000,000)
Capitalization of offering costs pursuant to reverse recapitalization			(2,572,889)				(2,572,889)
Issuance of ordinary shares to a private placement investor		$ 110	5,999,990				6,000,100
Issuance of ordinary shares to a private placement investor (in Shares)		1,100,000
Issuance of ordinary shares to independent directors		$ 7	608,993				609,000
Issuance of ordinary shares to independent directors (in Shares)	[1]	70,000
Asset acquisition by issuing a subsidiary’s shares			940,402			313,300	1,253,702
Net Income (loss)				40,614,170		(113,851)	40,500,319
Foreign currency translation adjustments					(2,689,595)		(2,689,595)
Balance at Dec. 31, 2024		$ 3,359	$ 14,414,905	$ 50,316,486	$ (5,494,790)	$ 199,449	$ 59,439,409
Balance (in Shares) at Dec. 31, 2024	[1]	33,595,743

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).